PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
PLANT AND EQUIPMENT
8.	PLANT AND EQUIPMENT

Plant and equipment consist of:

	Land use rights	Office		Motor	Construction
Cost	and building	equipment	Machinery	vehicles	in progress	Total
Balance as at April 1, 2019	$100,028	$7,735	$29,452	$6,722	$5,790	$149,727
Adjustment upon adoption of IFRS 16	360	-	-	-	-	360
Additions	1,736	1,060	1,082	681	3,618	8,177
Disposals	(6,932)	(368)	(3,265)	(630)	(52)	(11,247)
Reclassification of asset groups(1)	6,908	-	65	-	(6,973)	-
Impact of foreign currency translation	(5,646)	(417)	(1,534)	(357)	(247)	(8,201)
Balance as at March 31, 2020	$96,454	$8,010	$25,800	$6,416	$2,136	$138,816
Additions	182	864	1,117	1,059	7,189	10,411
Disposals	(205)	(250)	(291)	(480)	-	(1,226)
Reclassification of asset groups(1)	5,579	325	2,221	-	(8,125)	-
Impact of foreign currency translation	8,141	711	2,227	542	142	11,763
Ending balance as at March 31, 2021	$110,151	$9,660	$31,074	$7,537	$1,342	$159,764
Impairment, accumulated depreciation and amortization
Balance as at April 1, 2019	$(49,929)	$(5,409)	$(20,701)	$(5,017)	$(54)	$(81,110)
Disposals	6,821	278	3,051	574	52	10,776
Depreciation and amortization	(3,481)	(527)	(1,601)	(384)	-	(5,993)
Impact of foreign currency translation	2,602	283	1,083	263	2	4,233
Balance as at March 31, 2020	$(43,987)	$(5,375)	$(18,168)	$(4,564)	$-	$(72,094)
Disposals	90	228	176	388	-	882
Depreciation and amortization	(3,921)	(630)	(1,629)	(496)	-	(6,676)
Impact of foreign currency translation	(3,752)	(469)	(1,550)	(376)	-	(6,147)
Ending balance as at March 31, 2021	$(51,570)	$(6,246)	$(21,171)	$(5,048)	$-	$(84,035)
Carrying amounts
Balance as at March 31, 2020	$52,467	$2,635	$7,632	$1,852	$2,136	$66,722
Ending balance as at March 31, 2021	$58,581	$3,414	$9,903	$2,489	$1,342	$75,729

(1) When an asset is available for use, it is reclassified from construction in progress to one of the appropriate plant and equipment categories.

Carrying amounts as at March 31, 2021	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$41,177	$3,047	$12,369	$1,988	$58,581
Office equipment	2,647	20	448	299	3,414
Machinery	7,114	213	2,576	-	9,903
Motor vehicles	1,917	20	359	193	2,489
Construction in progress	796	533	13	-	1,342
Total	$53,651	$3,833	$15,765	$2,480	$75,729
Carrying amounts as at March 31, 2020	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$35,476	$3,094	$11,762	$2,135	$52,467
Office equipment	1,886	26	403	320	2,635
Machinery	5,734	258	1,640	-	7,632
Motor vehicles	1,598	22	232	-	1,852
Construction in progress	419	493	1,224	-	2,136
Total	$45,113	$3,893	$15,261	$2,455	$66,722

During the year ended March 31, 2021, certain plant and equipment were disposed for proceeds of $51 (year ended March 31, 2020 - $10) and loss of $293 (year ended March 31, 2020 - loss of $461).